UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stevenson Capital Management
           -----------------------------------------------------
Address:   19925 Stevens Creek Blvd.
           Cupertino, CA 95014
           -----------------------------------------------------

Form 13F File Number: 28-03429
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Dana L. Crosby
        -------------------------
Title:  Associate
        -------------------------
Phone:  408-973-7849
        -------------------------

Signature, Place, and Date of Signing:

/s/ Dana L. Crosby                   Cupertino, CA                    01/28/2004
------------------                   -------------                    ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          213
                                         -----------
Form 13F Information Table Value Total:     $210,280
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                              FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
8x8 Inc                        Com              282914100       20    5000          Sole             Sole      0    0
Abbott Labs                    Com              002824100      350    7500          Sole             Sole      0    0
Adobe Systems                  Com              00724F101      314    5000          Sole             Sole      0    0
AEW Real Estate Income Fund    Com              00104h107      749   39100          Sole             Sole      0    0
Agilent Technologies, Inc      Com              00846u101     1157   48000          Sole             Sole      0    0
Alaska Communications Systems  Com              01167p101       17    2000          Sole             Sole      0    0
Group Inc
All American Semiconductor     Com              891310100        4     600          Sole             Sole      0    0
Allstate Corp.                 Com              020002101     1102   21300          Sole             Sole      0    0
Altera Corp                    Com              021441100      112    5400          Sole             Sole      0    0
Altria Group Inc.              Com              718154107      306    5000          Sole             Sole      0    0
AMB Property Corp.             Com              00163T109       20     500          Sole             Sole      0    0
American International Group   Com              026874107     1012   15412          Sole             Sole      0    0
American National Insurance    Com              028591105       52     500          Sole             Sole      0    0
Company
American Power Conversion Corp Com              029066070     3820  178500          Sole             Sole      0    0
American Retirement Corp       Com              028913101       24    2000          Sole             Sole      0    0
American Superconductor        Com              030111108        4     250          Sole             Sole      0    0
Applied Materials              Com              038222105      157    9200          Sole             Sole      0    0
Asia Tigers Fund Inc.          Com              04516t105       17    1463          Sole             Sole      0    0
Automatic Data Process         Com              053015103      526   11850          Sole             Sole      0    0
AvalonBay Communities          Com              053841010      143    1900          Sole             Sole      0    0
Bank of America Corp           Com              066050105     1808   38476          Sole             Sole      0    0
Barr Laboratories              Com              068306109       20     450          Sole             Sole      0    0
BEA Systems Inc                Com              073325102        8     900          Sole             Sole      0    0
Bebe Stores                    Com              075571109       30    1125          Sole             Sole      0    0
Berkshire Hathaway Class B     Com              084670207      194      66          Sole             Sole      0    0
Berkshire Hthwy Class A        Com              084670108      176     200          Sole             Sole      0    0
Biogen Idec Inc                Com              09062x103       67    1000          Sole             Sole      0    0
Boeing Co.                     Com              097023105       21     400          Sole             Sole      0    0
BP p.l.c                       Com              055622104      211    3620          Sole             Sole      0    0
BRE Properties                 Com              05564E106     2120   52600          Sole             Sole      0    0
Bristol Myers                  Com              09247U107     5004  195300          Sole             Sole      0    0
Cadence Design Systems         Com              127387108       28    2000          Sole             Sole      0    0
California Pizza Kitchen       Com              13054d109        5     200          Sole             Sole      0    0
Callaway Golf                  Com              131193104       14    1000          Sole             Sole      0    0
Capitiva Software              Com              14073t109       13    1250          Sole             Sole      0    0
Caterpillar Inc.               Com              149123101      234    2400          Sole             Sole      0    0
Cendant Corp.                  Com              151313103     5130  219400          Sole             Sole      0    0
Chesapeake Energy              Com              165159104       17    1000          Sole             Sole      0    0
ChevronTexaco                  Com              16674100      5456  103900          Sole             Sole      0    0
Chico's FAS, Inc.              Com              168615102       46    1000          Sole             Sole      0    0
CIGNA Corp.                    Com              125509109      171    2100          Sole             Sole      0    0
Cisco Systems Inc.             Com              17275R102      284   14700          Sole             Sole      0    0
CIT Group                      Com              125581108       92    2000          Sole             Sole      0    0
Citigroup Inc.                 Com              173034109     5926  123000          Sole             Sole      0    0
Clear Channel Communications   Com              184502102      261    7800          Sole             Sole      0    0
Clearstory Systems, Inc.       Com              185066107        0     500          Sole             Sole      0    0
Clorox Co.                     Com              189054109      471    8000          Sole             Sole      0    0
CMGI Inc                       Com              125750109        3    1000          Sole             Sole      0    0
CNA Surety Corporation         Com              12612l108      266   19900          Sole             Sole      0    0
Coastal Crbbn Oil & Min        Com              190432203        1    9651          Sole             Sole      0    0
Collectors Universe            Com              19421r101       41    2000          Sole             Sole      0    0
Commercial Federal Cp          Com              201647104        9     298          Sole             Sole      0    0
ConocoPhillips                 Com              20825L104     3629   41800          Sole             Sole      0    0
Consolidated Edison            Com              209115104     3596   82200          Sole             Sole      0    0
Consolidated-Tomoka Land Co    Com              210226106      490   11400          Sole             Sole      0    0
Costco Cos. Inc.               Com              22160k105       15     300          Sole             Sole      0    0
Crosstex Energy                Com              22765Y104      113    2700          Sole             Sole      0    0
Crosstex Energy L.P            Com              22765u102      660   20000          Sole             Sole      0    0
CT Holdings Inc.               Com              12643y103        0   15000          Sole             Sole      0    0
Daimler-Chrysler               Com              d1668r123       19     400          Sole             Sole      0    0
Darden Restaurants Inc.        Com              237194105      139    5000          Sole             Sole      0    0
Dell Computer Corp.            Com              247025109      223    5300          Sole             Sole      0    0
Deltic Timber Corp.            Com              247850100       64    1500          Sole             Sole      0    0
Digital Theater Systems, Inc.  Com              25389g102        4     200          Sole             Sole      0    0
Dominion Resources             Com              257470104       68    1000          Sole             Sole      0    0
Duke Energy                    Com              264399106       68    2700          Sole             Sole      0    0
Duke Realty Invts              Com              264411505      283    8300          Sole             Sole      0    0
E M C Corp Mass Com            Com              268648102        3     200          Sole             Sole      0    0
Eastman Kodak                  Com              277461109     2680   83100          Sole             Sole      0    0
Elan Plc Adr                   Com              284131208        3     100          Sole             Sole      0    0
Electronic Arts, Inc.          Com              285512109      308    5000          Sole             Sole      0    0
Ennis Business Forms Inc.      Com              293389102       58    3000          Sole             Sole      0    0
Ericsson (LM) Tel B Adr        Com              294821608       25     800          Sole             Sole      0    0
Exxon Mobil Corp               Com              30231g102     2479   48354          Sole             Sole      0    0
Fannie Mae                     Com              313586109      815   11448          Sole             Sole      0    0
Farmers & Merchants Bank Of    Com              308035104     1778     313          Sole             Sole      0    0
Long Beach
Farmers & Merchants Com        Com              308243104      100     245          Sole             Sole      0    0
Fidelity Natl Finl Inc         Com              316326107     7039  154120          Sole             Sole      0    0
First Finl Hldgs Inc           Com              320239106       29     880          Sole             Sole      0    0
First National Bank Of Alaska  Com              322387101      236     100          Sole             Sole      0    0
Florida East Coast Ind Cl B    Com              340632207       12     277          Sole             Sole      0    0
Florsheim Group                Com              343302105        0   10000          Sole             Sole      0    0
Freddie Mac Voting Shs         Com              313400301     4599   62400          Sole             Sole      0    0
General Dynamics Corp.         Com              369550108     2782   26600          Sole             Sole      0    0
General Electric Co.           Com              369604103     4762  130470          Sole             Sole      0    0
General Growth Properties      Com              370021107      105    3000          Sole             Sole      0    0
General Mills Inc.             Com              370334104      149    3000          Sole             Sole      0    0
Gillette                       Com              375766102       11     250          Sole             Sole      0    0
GlaxoSmithKline PLC            Com              3773W105        57    1200          Sole             Sole      0    0
Golden West Financial          Com              381317106      123    2000          Sole             Sole      0    0
Greater Bay Bancorp            Com              391648102       84    3000          Sole             Sole      0    0
H&Q Healthcare Investors       Com              40405102         5     274          Sole             Sole      0    0
H&R Block                      Com              093671105      123    2500          Sole             Sole      0    0
Harbor Fla Bancshares          Com              411901101       21     600          Sole             Sole      0    0
Health Net, Inc                Com              42222g108       23     780          Sole             Sole      0    0
Healthcare Realty Trust        Com              421946104     4530  111300          Sole             Sole      0    0
Heinz H J Co                   Com              423014103     1885   48350          Sole             Sole      0    0
Hewlett Packard Co.            Com              428236103     2672  127400          Sole             Sole      0    0
Home Depot Inc.                Com              437076102     1987   46500          Sole             Sole      0    0
IBM Corp                       Com              459200101     6013   61000          Sole             Sole      0    0
Independence Comm. Bank        Com              453414104       39     908          Sole             Sole      0    0
Independent Bk Cp Mass         Com              453836108      118    3500          Sole             Sole      0    0
Intel Corp.                    Com              458140100     4404  188300          Sole             Sole      0    0
Interleukin Genetics Inc       Com              458738101       43   12000          Sole             Sole      0    0
Interpublic Group Of Cos.      Com              460690100        9     700          Sole             Sole      0    0
Intersil Corporation           Com              46069s109        3     200          Sole             Sole      0    0
Int'l House Of Pancakes        Com              449623107       42    1000          Sole             Sole      0    0
iShares MSCI Japan             Com              464286848     1127  103200          Sole             Sole      0    0
iShares MSCI Pacific Ex-Japan  Com              464286665     1199   13300          Sole             Sole      0    0
iShares Russell 2000           Com              464287655     3457   26695          Sole             Sole      0    0
iShares Russell Midcap         Com              464287499     3648   45980          Sole             Sole      0    0
iShares S&P 100                Com              464287101        6     100          Sole             Sole      0    0
iShares S&P Eur 350            Com              464287861     3910   51955          Sole             Sole      0    0
iShares S&P Latin America 40   Com              464287390       56     700          Sole             Sole      0    0
IVAX Corporation               Com              465823102       17    1050          Sole             Sole      0    0
J.P. Morgan Chase & Co.        Com              46625h100       78    2000          Sole             Sole      0    0
JDS Uniphase                   Com              46612j101      143   45000          Sole             Sole      0    0
JetBlue Airways                Com              477143101       52    2250          Sole             Sole      0    0
Johnson & Johnson              Com              478160104     4680   73800          Sole             Sole      0    0
KB Home                        Com              48666K109     4051   38800          Sole             Sole      0    0
Kimberly Clark                 Com              494368103      132    2000          Sole             Sole      0    0
Latin America Equity Fund Inc. Com              51827q106     3183  147017          Sole             Sole      0    0
Lee Enterprises Inc.           Com              523768109       23     500          Sole             Sole      0    0
Lehman Bros. Holding           Com              524908100      612    7000          Sole             Sole      0    0
Liberty Media Corp Ser A       Com              530718105     4846  441366          Sole             Sole      0    0
Liberty Media International    Com              530719103      454    9827          Sole             Sole      0    0
Liberty Property Trust         Com              531172104      264    6100          Sole             Sole      0    0
Lilly Eli & Co.                Com              532457108       23     400          Sole             Sole      0    0
Lockheed Martin Corp.          Com              539830109       56    1000          Sole             Sole      0    0
Loews Corp.                    Com              540424108       70    1000          Sole             Sole      0    0
Lucent Technologies Inc        Com              549463107        4    1000          Sole             Sole      0    0
Martha Stewart Living          Com              57308302        29    1000          Sole             Sole      0    0
McDonalds Corp.                Com              580135101      802   25000          Sole             Sole      0    0
McKesson Corporation           Com              256996000        6     200          Sole             Sole      0    0
Merck & Co.                    Com              589331107     6333  197045          Sole             Sole      0    0
Merrill Lynch & Co.            Com              590188108      538    9000          Sole             Sole      0    0
Metropolitan Life Insurance    Com              59156r108      211    5200          Sole             Sole      0    0
Company
Microsoft Corp.                Com              594918104     4823  180500          Sole             Sole      0    0
NASDAQ 100 Trust               Com              631100104      319    8000          Sole             Sole      0    0
Natural Resource Partners L.P. Com              63900p103      386    6700          Sole             Sole      0    0
New Plan Excel Realty Trust    Com              648053106     3931  145150          Sole             Sole      0    0
Inc
News Corp Ltd New ADR          Com              652487703       15     800          Sole             Sole      0    0
Nokia Corp                     Com              654902204     7294  465500          Sole             Sole      0    0
Novell Inc.                    Com              670006105       34    5000          Sole             Sole      0    0
Oracle Corp                    Com              68389X105       21    1500          Sole             Sole      0    0
Peoples Bk Bridgeport          Com              710198102        9     225          Sole             Sole      0    0
Peoples Energy Corp            Com              711030106     3151   71700          Sole             Sole      0    0
Pfizer Inc.                    Com              717081103     5906  219650          Sole             Sole      0    0
Pharmaceutical Prod Dev        Com              717124101       83    2000          Sole             Sole      0    0
Pharmacyclics Inc.             Com              716933106       21    2000          Sole             Sole      0    0
Pinnacle West Cap Corp         Com              71713u10        27     600          Sole             Sole      0    0
PPL Corporation                Com              69351t106      128    2400          Sole             Sole      0    0
Provident Financial Services   Com              74386t105       20    1034          Sole             Sole      0    0
Pulte Homes                    Com              745867101      223    3500          Sole             Sole      0    0
Raymond James Financial        Com              754730109       84    2700          Sole             Sole      0    0
Regions Financial Corp         Com              758940100      222    6225          Sole             Sole      0    0
Reynolds American, Inc.        Com              761713106      197    2500          Sole             Sole      0    0
Ross Stores Inc                Com              778296103      375   13000          Sole             Sole      0    0
Royal Dutch Shell              Com              780857804      406    7080          Sole             Sole      0    0
Royce Focus Trust Inc          Com                              26    2446          Sole             Sole      0    0
S&P MidCap Dep Receipts        Com              595635103       16     130          Sole             Sole      0    0
Safeway Inc                    Com              786514208     1338   67800          Sole             Sole      0    0
Sara Lee Corp.                 Com              803111103     1634   67700          Sole             Sole      0    0
SBC Communications             Com              78387g103       85    3300          Sole             Sole      0    0
Schering-Plough                Com              806605101     3677  176100          Sole             Sole      0    0
Schlumberger Ltd.              Com              806857108        7     100          Sole             Sole      0    0
Scientific Atlanta Inc.        Com              808655104       93    2830          Sole             Sole      0    0
Sears Roebuck                  Com              812387108     3934   77100          Sole             Sole      0    0
Secure Computing Corporation   Com              813705100        5     500          Sole             Sole      0    0
Simpson Manufacturing Co       Com              829073105      349   10000          Sole             Sole      0    0
SLM Corporation                Com              78442p106      416    7800          Sole             Sole      0    0
Smith Barney REIT Portfolio    Com              294945209      105    4000          Sole             Sole      0    0
Softbank Corp                  Com              j75963108       14     300          Sole             Sole      0    0
Southern Co.                   Com              842587107     3523  105100          Sole             Sole      0    0
St. Joe Corp.                  Com              790148100      180    2800          Sole             Sole      0    0
Sun Microsystems               Com              866810104        3     600          Sole             Sole      0    0
The Nautilus Group             Com              63910b102       41    1700          Sole             Sole      0    0
Time Warner                    Com              887317105       16     800          Sole             Sole      0    0
Toll Brothers Inc              Com              889478103     2875   41900          Sole             Sole      0    0
Trimble Navigation Lmtd        Com              896239100        3     100          Sole             Sole      0    0
Tyco Intl Ltd New Com          Com              902124106       11     300          Sole             Sole      0    0
U.S.I. Holdings Corp           Com              90333h101        1     100          Sole             Sole      0    0
Unisys                         Com              909214108     2397  235500          Sole             Sole      0    0
UnitedHealth Group Inc         Com              91324p102      704    8000          Sole             Sole      0    0
Velocity HIS, Inc.             Com              917488108        0     600          Sole             Sole      0    0
Veritas Software               Com              923436109      714   25000          Sole             Sole      0    0
Verizon Communications         Com              92343v10      1710   42200          Sole             Sole      0    0
Vishay Intertechnology         Com              928298108        4     300          Sole             Sole      0    0
Vodaphone Group PLC            Com              92857t107       68    2500          Sole             Sole      0    0
Wal-Mart Stores Inc.           Com              931142103      211    4000          Sole             Sole      0    0
Walt Disney Co.                Com              254687106      183    6600          Sole             Sole      0    0
Washington Mututal, Inc.       Com              939322103    10342  244600          Sole             Sole      0    0
Washington Real Estate Inv Tr  Com              939653101     1141   33700          Sole             Sole      0    0
Waste Management Inc           Com              94106l109      716   23900          Sole             Sole      0    0
Waypoint Finl Corp             Com              946756103        7     241          Sole             Sole      0    0
Wellpoint Health Networks      Com              94973h108      236    2050          Sole             Sole      0    0
Wells Fargo Co.                Com              949746101      124    2000          Sole             Sole      0    0
White Mountains Insurance      Com              g9618e107       32      50          Sole             Sole      0    0
Group
Wind River Systems, Inc        Com              973149107        7     500          Sole             Sole      0    0
Wyndam International Inc       Com              983101106       18   15000          Sole             Sole      0    0
ABN Amro Preferred G 6.08%     Pref             00372q201     1209   48200          Sole             Sole      0    0
CORTS Trust for Ford Motor     Pref             22080q208       89    3500          Sole             Sole      0    0
7.4%
CORTS Trust for Ford Motor 8%  Pref             22082k209     1030   38400          Sole             Sole      0    0
Crescent R.E. Conv Pref A      Pref             225756204       13     500          Sole             Sole      0    0
6.75%
                                                                 0       0          Sole             Sole      0    0
Blackrock Calif. Muni Fund     Com              09247U107      118    8300          Sole             Sole      0    0
Dreyfus CA Municipal Income    Com              261881106      269   30000          Sole             Sole      0    0
Hyperion Term 2005             Com              448918102     4991  513000          Sole             Sole      0    0
ING Prime Rate Trust           Com              44977W106       10    1300          Sole             Sole      0    0
PIMCO High Income Fund         Com              722014107       12     800          Sole             Sole      0    0
Pimco Commercial Mortgage      Com              693388100      138   10500          Sole             Sole      0    0
Pimco Strategic Global Govt FD Com              72200X104       72    6000          Sole             Sole      0    0
Putnam Tax FHCF                Com              746920107      120   10000          Sole             Sole      0    0


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